Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
Intangible Assets	September 30, 2024	December 31, 2023
Licenses
Non-Exclusive License Agreement	$179,821	$56,325
Proprietary pharmaceutical drugs	10,000	10,000
Various generic drugs	736,983	736,983
Four generic drugs (Encore)	1,308,270	1,308,270
Needleless Syringe License	26,060	26,060
Patents	48,420	48,420
Total intangible assets	$2,309,554	$2,186,058
Intangible assets consisted of the following:
Intangible Assets	December 31, 2023	December 31, 2022
Licenses
Non-Exclusive License Agreement	$56,325	$-
Proprietary pharmaceutical drugs	10,000	-
Various generic drugs	736,983	736,983
Four generic drugs (Encore)	1,308,270	1,386,766
Needleless Syringe License	26,060	-
Patents	48,420	86,160
Total intangible assets	$2,186,058	$2,209,910